DIVESTITURES	12 Months Ended
Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [abstract]
DIVESTITURES [Text Block]

14. DIVESTITURES

(a) La Guitarra Silver Mine

On May 24, 2022, the Company announced that it had entered into a share purchase agreement with Sierra Madre Gold and Silver Ltd. ("Sierra Madre"), to sell the Company's subsidiary La Guitarra Compañia Minera S.A. de C.V. ("La Guitarra"), which owns the La Guitarra Silver Mine, to Sierra Madre for total consideration of approximately $35 million, consisting of 69,063,076 Sierra Madre common shares at a deemed price of $0.51 per share. The closing of the transaction was subject to customary closing conditions including approval of the Sierra Madre shareholders (which was obtained in December 2022), regulatory approval and that Sierra Madre raise a minimum of $7.7 million (CAD $10 million) in a private placement concurrent or prior to the sale.

On June 30, 2022, the sale was considered highly probable; therefore, the assets and liabilities of La Guitarra were classified as assets and liabilities held for sale and presented separately under current assets and current liabilities, respectively. Immediately prior to the classification to assets and liabilities held for sale, the carrying amount of La Guitarra was remeasured to its recoverable amount, being its FVLCD, based on the expected proceeds from the sale. At December 31, 2022, the sale continued to be considered highly probable; therefore the assets and liabilities were presented as assets and liabilities held for sale and presented separately under current assets and current liabilities. During 2022, the Company recorded a reversal of impairment loss related to the La Guitarra assets of $12.3 million based on the recoverable amount implied by the share purchase agreement.

Out of the impairment reversal of $12.3 million related to La Guitarra, $8.2 million was allocated to depletable mining interest, $1.0 million was allocated to non-depletable mining interest with the remaining $3.1 million allocated to property, plant and equipment, resulting in an impairment reversal of $8.0 million, net of a $4.4 million adjustment to the deferred tax liability. The recoverable amount of La Guitarra, being its FVLCD, was $34.9 million based on the expected proceeds from the sale.

On March 29, 2023, the Company completed the sale of La Guitarra to Sierra Madre and received total consideration of $33.2 million net of transaction costs, before working capital adjustments. Pursuant to the share purchase agreement, the purchase price is increased to the extent the working capital of La Guitarra is greater than zero, and decreased to the extent the working capital is less than zero. Based on the carrying value of the asset at the time of disposal of $34.3 million, and the working capital adjustment of $0.2 million, the Company has recorded a loss on disposition of $1.4 million. The Company began accounting for the common shares received from Sierra Madre as an equity security at FVTOCI (Note 13).

(b) La Parrilla Silver Mine

On December 7, 2022, the Company announced that it had entered into an asset purchase agreement with Silver Storm Mining Ltd. (formerly Golden Tag Resources Ltd.) ("Silver Storm") to sell the La Parrilla Silver Mine for total consideration of up to $33.5 million, consisting of 143,673,684 common shares of Silver Storm at a deemed price of $0.16 per share, having an aggregate value as of the date of the sale agreement of $20 million, and up to $13.5 million in contingent consideration, in the form of three milestone payments payable in either cash or Silver Storm shares, out of which $2.7 million is payable no later than 18 months following the closing date. The Company has also agreed to purchase $2.7 million of Silver Storm securities in a future Silver Storm equity financing of up to CAD $7.2 million. Closing the transaction was subject to customary closing conditions, including completion of such financing and receipt of all necessary regulatory approvals (which were obtained in May 2023).

At December 31, 2022, the sale was considered highly probable; therefore, the assets of La Parrilla were classified as assets held for sale and presented separately under current assets. Immediately prior to the classification to assets held for sale, the carrying amount of La Parrilla was remeasured to its recoverable amount, being its FVLCD, based on the $20 million initial payment, and the first milestone payment of $2.7 million.

During 2022, the Company recorded an impairment loss related to the La Parrilla assets of $9.6 million based on the recoverable amount implied by the asset purchase agreement. Out of the impairment of $9.6 million related to La Parrilla, $5.7 million was allocated to depletable mining interest, $2.1 million was allocated to non-depletable mining interest with the remaining $1.7 million allocated to property, plant and equipment, resulting in an impairment of $9.6 million, net of a $nil adjustment to the deferred tax liability. The recoverable amount of La Parrilla, being its FVLCD, was $22.7 million, net of estimated transaction costs, based on the expected proceeds from the sale.

During the three months ended June 30, 2023, the Company recorded an additional write down on asset held-for-sale related to La Parrilla of $7.2 million, based on the change in value of Silver Storm's common shares at the end of the reporting period.

From the $7.2 million write down related to La Parrilla, $3.7 million was allocated to depletable mining interest, $1.4 million was allocated to non-depletable mining interest with the remaining $2.1 million allocated to property, plant and equipment, resulting in a write down of $7.2 million, net of a $nil adjustment to the deferred tax liability. The recoverable amount of La Parrilla, being its FVLCD, was $14.9 million, net of estimated transaction costs, based on the expected proceeds from the sale.

On August 14, 2023, the Company completed the sale of La Parrilla to Silver Storm and received total consideration of $13.3 million net of transaction costs. Based on the price of Silver Storm's common shares at the time of closing the transaction, the Company has recorded a loss on disposition of $1.6 million. In addition, First Majestic participated in Silver Storm's offering of subscription receipts (the "Subscription Receipts") and purchased 18,009,000 Subscription Receipts at a price of CAD$0.20 per Subscription Receipt which, in accordance with their terms, have now converted into 18,009,000 Silver Storm common shares and 9,004,500 common share purchase warrants (the "Warrants"). Each Warrant is exercisable for one additional Silver Storm common share until August 14, 2026, at a price of CAD$0.34. The Company began accounting for the shares received from Silver Storm as an equity security at FVTOCI (Note 13).

The components of assets and liabilities held for sale relating to La Guitarra and La Parrilla are as follows:

	As at December 31, 2022
	La Guitarra(1)	La Parrilla(2)
Assets:
Cash and cash equivalents	$5,218	$-
Trade and other receivables	396	-
Inventory	437	876
Prepaid expenses and other	51	-
Current assets	$6,102	$876

Non-Current Assets:
Mineral Interests - depletable	30,193	13,758
Mineral Interests - non-depletable	3,917	5,252
Property, plant and equipment	4,004	7,821
Right of use assets	16	645
Deposits on long-term assets	26	117
Total assets held-for-sale	$44,258	$28,469

Liabilities:
Trade payables and accrued liabilities	$141	$-
Current portion of lease obligations	8	-
Current Liabilities	$149	$-

Non-Current Liabilities:
Deferred tax liabilities	6,894	1,667
Lease obligations	12	438
Decommissioning liabilities	2,951	4,167
Total liabilities relating to assets held-for-sale	$10,006	$6,272

Net assets held for sale	$34,252	$22,197

(1) On March 29, 2023, the Company completed the sale of La Guitarra to Sierra Madre Gold and Silver Ltd. As such, the asset is no longer classified as held- for-sale, with the assets and liabilities derecognized after disposition.

(2) On August 14, 2023, the Company completed the sale of La Parrilla to Silver Storm Mining Ltd. (formerly Golden Tag Resources Ltd.). As such, the asset is no longer classified as held-for-sale, with the asset derecognized after disposition.

The La Guitarra and La Parrilla mines are presented in the non-producing properties reportable segment up to the date of disposition (Note 4, 15 and 16 ).

(c) Sale of Royalty Portfolio

On December 21, 2022, the Company completed the sale of a portfolio of royalty interests to Metalla Royalty & Streaming Ltd. ("Metalla"), for total consideration of 4,168,056 Metalla shares with a fair value of $21.5 million based on a share price of $5.16 on the date of closing.

Asset	Owner	Location	Royalty	Allocated Value Total
La Encantada	First Majestic Silver Corp.	Coahuila, Mexico	100% Gold Royalty(1)	$1,720,574
La Parrilla	Silver Storm Mining Ltd. (formerly Golden Tag Resources Ltd.)	Durango, Mexico	2% Net Smelter Return	$3,871,290
Del Toro	First Majestic Silver Corp.	Zacatecas, Mexico	2% Net Smelter Return	$3,226,075
San Martin	First Majestic Silver Corp.	Jalisco, Mexico	2% Net Smelter Return	$5,376,792
La Guitarra	Sierra Madre Gold and Silver Ltd.	Mexico, Mexico	2% Net Smelter Return	$3,011,004
Plomosas	GR Silver Mining Ltd.	Sinaloa, Mexico	2% Net Smelter Return	$4,301,434
La Luz	First Majestic Silver Corp.	San Luís Potosí, Mexico	2% Net Smelter Return	$-
La Joya	Silver Dollar Resources Ltd.	Durango, Mexico	2% Net Smelter Return	$-

(1) Up to the first 1,000 payable ounces annually

The value of the consideration received was credited to mining interests for each property, resulting in a $4.3 million gain during the period ended December 31, 2022 derived from the disposal of the royalty in the Plomosas property, which had a carrying value of $nil.

With the exception of La Encantada, all mines included within the royalty portfolio are presented in the non-producing properties reportable segment (Note 4 and 15 ).